Other Receivables	12 Months Ended
Dec. 31, 2011
Other Receivables
Other Receivables

3.Other Receivables

Other receivables are analyzed as follows:

	2010	2011
Accrued income resulting from varying charter rates	$647,402	$0
Insurance claims	363,118	369,412
Masters accounts	252,516	170,402
Accrued interest	6,724	64,962
Other receivables	194,291	222,554
Total	$1,464,051	$827,330